Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$818,202.31

Principal:
Principal Collections	$10,287,856.13
Prepayments in Full	$4,511,829.09
Liquidation Proceeds	$117,063.03
Recoveries	$18,250.89
Sub Total	$14,934,999.14
Collections	$15,753,201.45

Purchase Amounts:
Purchase Amounts Related to Principal	$314,779.08
Purchase Amounts Related to Interest	$1,829.88
Sub Total	$316,608.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,069,810.41

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,069,810.41
Servicing Fee	$186,620.88	$186,620.88	$0.00	$0.00	$15,883,189.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,883,189.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,883,189.53
Interest - Class A-3 Notes	$9,031.46	$9,031.46	$0.00	$0.00	$15,874,158.07
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$15,804,705.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,804,705.57
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$15,766,880.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,766,880.15
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$15,737,062.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,737,062.15
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$15,696,281.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,696,281.65
Regular Principal Payment	$14,943,082.71	$14,943,082.71	$0.00	$0.00	$753,198.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$753,198.94
Residual Released to Depositor	$0.00	$753,198.94	$0.00	$0.00	$0.00
Total		$16,069,810.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,943,082.71
Total					$14,943,082.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,943,082.71	$35.52	$9,031.46	$0.02	$14,952,114.17	$35.54
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$14,943,082.71	$11.13	$186,907.88	$0.14	$15,129,990.59	$11.27

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$19,705,012.52	0.0468386	$4,761,929.81	0.0113191
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$218,645,012.52	0.1629199	$203,701,929.81	0.1517853

Pool Information
Weighted Average APR	4.288%	4.283%
Weighted Average Remaining Term	25.58	24.77
Number of Receivables Outstanding	21,597	20,840
Pool Balance	$223,945,055.97	$208,556,289.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$218,645,012.52	$203,701,929.81
Pool Factor	0.1654677	0.1540973

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$4,854,359.65
Targeted Overcollateralization Amount	$4,854,359.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,854,359.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$157,239.18
(Recoveries)		92	$18,250.89
Net Loss for Current Collection Period			$138,988.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7448%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3978%
Second Preceding Collection Period			0.6551%
Preceding Collection Period			0.2238%
Current Collection Period			0.7713%
Four Month Average (Current and Preceding Three Collection Periods)			0.5120%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,206	$8,288,409.91
(Cumulative Recoveries)			$1,252,621.48
Cumulative Net Loss for All Collection Periods			$7,035,788.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5199%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,970.62
Average Net Loss for Receivables that have experienced a Realized Loss			$1,672.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.29%	356	$4,767,544.84
61-90 Days Delinquent	0.19%	36	$400,189.06
91-120 Days Delinquent	0.06%	11	$130,458.77
Over 120 Days Delinquent	0.36%	44	$748,007.60
Total Delinquent Receivables	2.90%	447	$6,046,200.27

Repossession Inventory:
Repossessed in the Current Collection Period		16	$279,069.83
Total Repossessed Inventory		25	$445,207.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4107%
Preceding Collection Period			0.4538%
Current Collection Period			0.4367%
Three Month Average			0.4337%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer